Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and `Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For the most recently completed fiscal year, the Company did not use any “financial performance measures” as defined in Item 402(v) of Regulation S-K to link compensation paid to our Named Executive Officers, or NEOs, to the Company’s performance. We are also permitted to report as a “smaller reporting company” as defined under the U.S. federal securities laws. Accordingly, we have not included a tabular list of financial performance measures, and the table below does not include a column for a “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K. For further information regarding our compensation philosophy and how we seek to align executive compensation with the Company’s performance, refer to “Executive Compensation”.

(a)	(b)	(c)	(d)	(e)	(f)	(g)
Fiscal Year	Summary Compensation Table PEO Total(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(4)	Value of Initial $100 Investment Based on Total Shareholder Return (TSR)(5)	Net Loss ($)
2024	$969,501	$528,845	$470,285	$436,235	$2.13	$(16,979,682)
2023	$746,527	$584,396	$315,836	$288,335	$41.80	$(26,282,533)
2022	$1,039,205	$896,655	$415,075	$419,740	$72.87	$(8,319,048)

____________

(1)      The dollar amounts reported in column (b) are the amounts of total compensation reported for Paul Galvin, our former Chief Executive Officer who served as our principal executive officer, or PEO, for 2022, 2023 and 2024, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(2)      The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Galvin during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to Mr. Galvin’s total compensation for each year to determine the compensation actually paid.

(3)      The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our PEO) included for purposes of calculating the average amounts in 2022 are Gerald Sheeran and William Rogers, the NEOs (excluding our PEO) included for purposes of calculating the average amounts in 2023 are William Rogers and Patricia Kaelin, and the NEO (excluding our PEO) included for purposes of calculating the average amounts in 2024 is Patricia Kaelin.

(4)      The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note (2).

(5)      TSR is determined based on the value of an initial fixed investment of $100 in the Company’s Common Stock at the beginning of the measurement period.

The following adjustments were made to the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” for 2024 to determine the compensation actually paid:

	PEO	Non-PEO
Total	969,501	470,285
Less: Value of stock awards and option value reported in summary compensation table	440,656	34,050
Plus: Fair value as of end of year for all awards granted during year that are outstanding and unvested	0	0
Plus (less): Change in fair value of equity awards granted in any prior fiscal year that are outstanding end of year	0	0
Plus: Fair value as of vesting date of equity awards granted and vested during year	0	0
Plus (less): Change in fair value as of vesting date of equity awards granted in prior fiscal years that vested during year	0	0
Total actually paid	528,845	436,235

Named Executive Officers, Footnote		The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our PEO) included for purposes of calculating the average amounts in 2022 are Gerald Sheeran and William Rogers, the NEOs (excluding our PEO) included for purposes of calculating the average amounts in 2023 are William Rogers and Patricia Kaelin, and the NEO (excluding our PEO) included for purposes of calculating the average amounts in 2024 is Patricia Kaelin.
PEO Total Compensation Amount	[1]	$ 969,501	$ 746,527	$ 1,039,205
PEO Actually Paid Compensation Amount	[2]	528,845	584,396	896,655
Non-PEO NEO Average Total Compensation Amount	[3]	470,285	315,836	415,075
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 436,235	288,335	419,740
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The charts below show the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs, on the one hand, to the Company’s cumulative TSR over the three years presented in the pay versus performance table, on the other.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

The charts below show the relationship between the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs, on the one hand, to the Company’s net loss, on the other hand, over the last three years presented in the pay versus performance table.

Total Shareholder Return Amount	[5]	$ 2.13	41.8	72.87
Net Income (Loss)		(16,979,682)	$ (26,282,533)	$ (8,319,048)
Adjustment to Compensation, Amount		$ 0
PEO Name		Paul Galvin	Paul Galvin	Paul Galvin
PEO [Member] | Value of stock awards and option value reported in summary compensation table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 440,656
PEO [Member] | Fair value as of end of year for all awards granted during year that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO [Member] | Change in fair value of equity awards granted in any prior fiscal year that are outstanding end of year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Fair value as of vesting date of equity awards granted and vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Change in fair value as of vesting date of equity awards granted in prior fiscal years that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO [Member] | Value of stock awards and option value reported in summary compensation table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		34,050
Non-PEO [Member] | Fair value as of end of year for all awards granted during year that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO [Member] | Change in fair value of equity awards granted in any prior fiscal year that are outstanding end of year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO [Member] | Fair value as of vesting date of equity awards granted and vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO [Member] | Change in fair value as of vesting date of equity awards granted in prior fiscal years that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Paul Galvin, our former Chief Executive Officer who served as our principal executive officer, or PEO, for 2022, 2023 and 2024, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Galvin during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to Mr. Galvin’s total compensation for each year to determine the compensation actually paid.
[3]	The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs (excluding our PEO) included for purposes of calculating the average amounts in 2022 are Gerald Sheeran and William Rogers, the NEOs (excluding our PEO) included for purposes of calculating the average amounts in 2023 are William Rogers and Patricia Kaelin, and the NEO (excluding our PEO) included for purposes of calculating the average amounts in 2024 is Patricia Kaelin.
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments below were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note (2).
[5]	TSR is determined based on the value of an initial fixed investment of $100 in the Company’s Common Stock at the beginning of the measurement period.

The following adjustments were made to the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” for 2024 to determine the compensation actually paid:

	PEO	Non-PEO
Total	969,501	470,285
Less: Value of stock awards and option value reported in summary compensation table	440,656	34,050
Plus: Fair value as of end of year for all awards granted during year that are outstanding and unvested	0	0
Plus (less): Change in fair value of equity awards granted in any prior fiscal year that are outstanding end of year	0	0
Plus: Fair value as of vesting date of equity awards granted and vested during year	0	0
Plus (less): Change in fair value as of vesting date of equity awards granted in prior fiscal years that vested during year	0	0
Total actually paid	528,845	436,235